Income taxes - Summary of Change in Net Deferred Tax Position (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Net deferred tax asset (liability)
Beginning balance	$ (549,127)	$ (443,501)
Deferred income tax liability related to Integra acquisition	0	(126,903)
Deferred income tax recovery in the income statement	118,839	19,849
Deferred tax recovery in other comprehensive loss	359	1,428
Ending balance	$ (429,929)	$ (549,127)